PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Summary of subsidiaries of Brookfield Renewable
The following table lists the subsidiaries of Brookfield Renewable which, in the opinion of management, significantly affect its financial position and results of operations as at December 31, 2019:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield BRP Canada Corp.	Alberta	100
Brookfield BRP Europe Holdings (Bermuda) Limited	Bermuda	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	100
Orion Canadian Holdings 1 AIV L.P.	Ontario	100

(1)	Voting control held through voting agreements with Brookfield.